Leases - Rent Expense and Subtenant Rentals (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Leases [Abstract]
Minimum rent	$ 127	$ 118	$ 133
Contingent rent	6	2
Operating leases rent expense minimum rentals and contingent rentals	133	120	133
Subtenant rentals	(13)	(15)	(28)
Total	$ 120	$ 105	$ 105